CONDENSED STATEMENT OF CHANGES IN COMMON STOCK, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Secondary public offering Common Stock	Secondary public offering Additional Paid-in Capital	Secondary public offering	Private Investment in Public Entities June 2016 Common Stock	Private Investment in Public Entities June 2016 Additional Paid-in Capital	Private Investment in Public Entities June 2016	Private Investment in Public Entities Common Stock	Private Investment in Public Entities Additional Paid-in Capital	Private Investment in Public Entities	Private Investment in Public Entities October 2016 Common Stock	Private Investment in Public Entities October 2016 Additional Paid-in Capital	Private Investment in Public Entities October 2016	Private Investment in Public Entities November 2016 Common Stock	Private Investment in Public Entities November 2016 Additional Paid-in Capital	Private Investment in Public Entities November 2016	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage	Total
Balance at Dec. 31, 2014																$ 288	$ 1,175,242	$ (9,410,778)	$ (8,235,248)
Balance (in shares) at Dec. 31, 2014																2,874,330
Increase (decrease) in Stockholders' Equity (Deficit)
Stock-based compensation																	992,165		992,165
Net and comprehensive loss																		(16,291,550)	(16,291,550)
Balance at Dec. 31, 2015																$ 812	30,100,613	(25,702,328)	4,399,097
Balance (in shares) at Dec. 31, 2015																8,124,923
Increase (decrease) in Stockholders' Equity (Deficit)
Issuance of common stock in a secondary public offering, net of discounts and commissions of $373,011 and offering costs of $496,887 February 2016	$ 200	$ 4,129,902	$ 4,130,102
Issuance of common stock in a secondary public offering ,net of discounts and commissions of $373,011 and offering costs of $496,887 February 2016 (in shares)	2,000,000
Issuance of common stock in a private investment in public entities offering, net of offering costs of $105,398 and $7,632.				$ 203	$ 2,571,099	$ 2,571,302
Issuance of common stock in a private investment in public entities offering, net of offering costs of $105,398 and $7,632.(in shares)				2,027,490
Issuance of common stock in a private investment in public entities offering October 2016										$ 17	$ 149,983	$ 150,000
Issuance of common stock in a private investment in public entities offering October 2016 (in shares)										170,455
Issuance of common stock and equity warrants in a private investment in public entities offering, net of warrant liability of $700,001 and net of offering costs of $96,833 November 2016													$ 167	$ 203,000	$ 203,167
Shares issued (in shares)													1,666,668
Stock-based compensation																	717,927		717,927
Warrants, issued in conjunction with debt extinguishment																	108,000		108,000
Issuance of common stock in exchange for vested restricted stock units																$ 2	(2)
Issuance of common stock in exchange for vested restricted stock units (in shares)																17,596
Net and comprehensive loss																		(14,733,780)	(14,733,780)
Balance at Dec. 31, 2016																$ 1,401	37,980,522	(40,436,108)	(2,454,185)
Balance (in shares) at Dec. 31, 2016																14,007,132
Increase (decrease) in Stockholders' Equity (Deficit)
Issuance of common stock in a private investment in public entities offering, net of offering costs of $105,398 and $7,632.							$ 42	$ 542,760	$ 542,802
Issuance of common stock in a private investment in public entities offering, net of offering costs of $105,398 and $7,632.(in shares)							416,996
Stock-based compensation																	228,036		228,036
Warrants, issued in conjunction with debt extinguishment																	207,713		207,713
Net and comprehensive loss																		(4,715,358)	(4,715,358)
Balance at Mar. 31, 2017																$ 1,443	$ 38,959,031	$ (45,151,466)	$ (6,190,992)
Balance (in shares) at Mar. 31, 2017																14,424,128